Lease Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Incremental borrowing rate	5.44%	4.01%
Lease liabilities include future lease payments	$ 7.9	$ 9.9
Increase in lease liabilities	375.0	377.7
Expense related to variable lease payments	21.9	20.6
Sub leasing right-of-use assets	15.7	15.2
Operating lease expenses	$ 36.8	$ 45.6